UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

Date of Report (Date of earliest event reported): October 11, 2012

Motricity, Inc.
(Exact name of registrant as specified in its charter)

Delaware	001-34781	20-1059798
(State or Other Jurisdiction of Incorporation or Organization)	(Commission File Number)	(IRS Employer Identification No.)
601 108th Avenue Northeast
Suite 900
Bellevue, WA 98004

(Address of Principal Executive Offices, including Zip Code)
(425) 957-6200
(Registrant’s Telephone Number, including Area Code)
Not Applicable
(Former Name or Former Address, if Changed Since Last Report.)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Introductory Note
Pursuant to its previously announced rights offering, (the “Rights Offering”), on July 23, 2012, Motricity, Inc. (the “Company”) distributed 46,163,685 subscription rights to the holders of its common stock. Each subscription right entitled the holder thereof to purchase, for a subscription price of $0.65 per unit, a unit consisting of 0.02599 shares of 13% Redeemable Series J Preferred Stock (the “Series J Preferred Stock”) and 0.21987 warrants to purchase a share of common stock at an exercise price of the greater of $0.65 and 120% of the closing price of the common stock on the date of issuance (the “Common Stock Warrants”). The Rights Offering expired on October 3, 2012 and the exercise price for the Common Stock Warrants was fixed at $0.65.
Item 1.01 Entry into a Material Definitive Agreement.
In connection with the Rights Offering, the Company issued Common Stock Warrants initially exercisable for an aggregate of 10,149,824 shares of common stock and entered into a Warrant Agreement with American Stock Transfer & Trust Company LLC, as warrant agent (the “Warrant Agreement”). Each Common Stock Warrant entitles the holder, prior to the expiration of the Common Stock Warrant at 5:00 p.m. New York City time on October 11, 2017, to purchase one share of Company’s common stock at an initial exercise price of $0.65.
Restrictions. Holders of the Common Stock Warrants are restricted from exercising their Common Stock Warrants if such exercise would result in the holder becoming the direct or indirect owner of more than 48.75% of the Company’s common stock, as determined under Section 382 under the Internal Revenue Code (the “Code”) and such exercise would result in an ownership change (within the meaning of Section 382 of the Code) which results in a substantial limitation on the Company’s ability to use its net operating losses and related tax benefits. The Common Stock Warrants may be subject to transfer and exercise restrictions in certain states, and, for example, the Common Stock Warrants may not be transferred to or exercised by residents of Florida. Further, the holders of Common Stock Warrants will be bound by any restrictions on transfer generally imposed on the Company’s common stock through measures implemented to protect the Company’s net operating losses and related tax benefits (the “NOL Protective Measures”).
Voting Rights. The holders of the Common Stock Warrants have no voting rights or other rights as a stockholder before (and then only to the extent) the Common Stock Warrants have been exercised.
Adjustments to the Warrants. The number of shares of common stock issuable upon exercise of the Common Stock Warrants and the exercise price applicable to the Common Stock Warrants are subject to adjustment in certain circumstances, including a stock split, a stock dividend, a subdivision, combination or recapitalization of the Company’s common stock.
Fundamental Transactions. The Common Stock Warrants automatically expire if they are not exercised immediately prior to a capital reorganization, reclassification of the Company’s securities, consolidation or merger of the Company resulting in a change of 50% of the voting power, or a sale of substantially all of the Company’s assets or a similar transaction requiring stockholder approval.
Registration Statement. The Company is required to use its reasonable best efforts to maintain an effective registration statement for the issuance of the common stock underlying the Common Stock Warrants.
The foregoing description of the Warrant Agreement and the Common Stock Warrants is qualified in its entirety by reference to the full text of the Warrant Agreement, which is attached hereto as Exhibit 4.1 and is incorporated herein by reference.
Item 3.03 Material Modification to Rights of Security Holders.
In connection with the Rights Offering, the Company issued 1,199,643 shares of Series J Preferred Stock. The Company’s board of directors, in accordance with its authority under the Company’s Restated

Certificate of Incorporation, authorized the issuance of Series J Preferred Stock and fixed the rights and preferences of the Series J Preferred Stock in a certificate of designations filed with the Secretary of State of the State of Delaware on July 24, 2012, which was subsequently amended and restated on September 13, 2012 (the “Certificate of Designations”). The following is a summary of the material terms of the Series J Preferred Stock set forth in the Certificate of Designations.
Ranking. The Series J Preferred Stock ranks senior to the Company’s common stock with respect to rights to participate in distributions or payments in the event of any voluntary or involuntary liquidation, winding up or dissolution of the Company.
Dividends. On a quarterly basis, the Company’s board of directors may at its sole discretion, cause a dividend with respect to the Series J Preferred Stock to be paid in cash to the holders (i) until October 11, 2017 in an amount equal to 3.25% of the liquidation preference, as in effect at such time (initially $25 per share) and (ii) thereafter in an amount equal to 3.5% of the liquidation preference, as in effect at such time. If the dividend is not paid in cash, the liquidation preference will be adjusted and increased quarterly (i) until October 11, 2017, by an amount equal to 3.25% of the liquidation preference per share, as in effect at such time and (ii) thereafter by an amount equal to 3.5% of the liquidation preference per share, as in effect at such time. Dividend payments for the period between October 11, 2012 and December 31, 2012, shall be prorated.
Liquidation Preference. The Series J Preferred Stock has a preference upon dissolution, liquidation or winding up of the Company in respect of assets available for distribution to stockholders. The liquidation preference of the Series J Preferred Stock is initially $25 per share. If the dividend on the Series J Preferred Stock is not paid in cash, the liquidation preference will be adjusted quarterly by in-kind dividends as described above. The quarterly accretion will continue until the shares are redeemed, or until the Company’s affairs are liquidated, dissolved or wound-up.
Conversion Rights. The Series J Preferred Stock is not convertible into shares of common stock or any other series or class of capital stock.
Redemption. The Company may, at its option, at any time, redeem the shares of Series J Preferred Stock at a redemption price equal to 100% of the liquidation preference per share in effect at such time. There is no prohibition on the repurchase or redemption of shares by the Company while there is any arrearage in the payment of dividends. The Series J Preferred Stock is also redeemable at the option of the holders, if the Company (ii) undergoes a change in control, which includes a person becoming a beneficial owner of securities representing at least 50% of the voting power of the Company, a sale of substantially all of the Company’s assets, and certain business combinations and mergers, which cause a change in 20% or more of the voting power of the Company; (ii) experiences an ownership change (within the meaning of Section 382 of the Code),which results in a substantial limitation on the Company’s ability to use its net operating losses and related tax benefits, (iii) does not implement NOL Protective Measures by April 9, 2013. A holder of Series J Preferred Stock, who causes an ownership change, which results in a substantial limitation on the ability to use the net operating losses and related tax benefits or whose share were not voted in favor of the NOL Protective Measures cannot require redemption of his shares upon such a triggering event.
Voting Rights. The shares of Series J Preferred Stock have limited voting rights. As such, they have a right to vote as a separate class on any amendment to the designations, rights and preferences of the Series J Preferred Stock and any transaction requiring stockholder vote in which the shares of Series J Preferred Stock would receive or be exchanged for consideration other than cash in the amount of the redemption price for such shares or preferred stock with the same designations, rights and preferences, and they have 40 votes per share and vote together as a single class with the shares of common stock on the NOL Protective Measures and a change of the Company’s name brought before its stockholders for a vote by April 9, 2013.
The foregoing description of the Certificate of Designations is qualified in its entirety by reference to the full text of the Certificate of Designations, which is attached hereto as Exhibit 3.1 and is incorporated herein by reference.
Item 5.03 Amendments to Articles of Incorporation of Bylaws; Change in Fiscal Year

The information set forth in Item 3.03 of this Current Report on Form 8-K with respect to the amendment to the Company’s Restated Certificate of Incorporation effected through the Certificate of Designations is incorporated herein by reference.
Item 8.01 Other Items.
On October 11, 2012, the Company issued a press release announcing the results of its Rights Offering.
A copy of the press release is attached hereto as Exhibit 99.1 and is incorporated herein by reference.
Cautionary Note Regarding Forward-Looking Statements. Except for historical information contained in this Form 8-K and the press release attached as an exhibit hereto, statements in this Form 8-K and the press release that express Motricity’s or its management’s intentions, indications, beliefs, expectations, guidance, estimates, forecasts or predictions of the future constitute forward-looking statements, as defined by the Private Securities Litigation Reform Act of 1995, and relate to matters that are not historical facts. They include, without limitation, statements related to Motricity’s ability to implement measures to protect its net operating loss carryforwards, its ability to maintain an effective registration statement covering the shares underlying the Common Stock Warrants, its ability to pay dividends on the Series J Preferred Stock in cash or redeem the Series J Preferred Stock when required, whether and when the Series J Preferred Stock and the Common Stock Warrants will be quoted on the OTCQB, the transferability of the Common Stock Warrants and what proceeds Motricity will receive in the Rights Offering. These statements represent beliefs and expectations only as of the date of this press release and are subject to known and unknown risks and uncertainties that could cause our actual results to differ materially from those described or anticipated by the Company’s forward looking statements. Other potential risks and uncertainties include, among other things:

•	the Company’s failure to raise additional capital or generate cash flow;

•	whether the Company has sufficient capital to repay its term loan or redeem its Series J Preferred Stock when required;

•	the Company’s dependence on a limited number of customers;

•	the Company’s ability to realign its business, develop its products and services, compete in the marketplace and retain employees;

•	the effect of the Company’s ongoing leadership transition;

•	the demand for Motricity’s products and services;

•	the Company’s ability to meets its service level and other commitments to its customers;

•	the Company’s ability to implement measures to protect its net operating loss carryforwards and to use such carryforwards;

•	the potential anti take-over effect of the terms of the Series J Preferred Stock;

•	the effect of NOL Protective measures and state securities law restrictions on the transferability of the Common Stock Warrants;

•	the effect of pending litigation;

•	the interests of the Company’s most significant stockholder;

•	the lack of a trading market for the Series J Preferred Stock and Common Stock Warrants;

•	the Company’s ability to pay dividends on the Series J Preferred Stock in cash;

•	the Company’s ability to maintain an effective registration statement covering the shares underlying the Common Stock Warrants; and

•	additional risk factors described in Motricity’s filings with the Securities and Exchange Commission.

We may elect to update forward-looking statements but we expressly disclaim any obligation to do so, even if our beliefs and expectations change.
Item 9.01 Financial Statements and Exhibits.
(d)    Exhibits.

Exhibit No.	Description

3.1
Amended and Restated Certificate of Designations Relating to the 13% Series J Preferred Stock (filed as Exhibit 3.3 to Registration Statement on Form S-1, File No. 333-183487, filed with the SEC on August 22, 2012)

4.1	Common Stock Warrant Agreement between Motricity, Inc. and American Stock Transfer & Trust Company, LLC, dated as of October 11, 2012
99.1	Press release, October 11, 2012, issued by Motricity, Inc.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MOTRICITY, INC. (Registrant)

October 11, 2012	By:	/s/ James R. Smith, Jr.
(Date)		James R. Smith, Jr. Interim Chief Executive Officer